Trade receivables, other assets, prepaid expenses and Tax receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables, other assets, prepaid expenses and Tax receivables

16.	Trade receivables, other assets, prepaid expenses and Tax receivables
Other assets and prepaid expenses consisted of the following:

	At December 31						Increase due to the merger
	2021			2020
	Current	Non-current	Total	Current	Non-current	Total
	(€ million)
Receivables from financing activities	2,296	1,347	3,643	37	425	462	3,154
Other receivables	2,679	2,122	4,801	504	904	1,408	3,362
Defined benefit plan assets	—	2,423	2,423	—	704	704	1,296
Derivative operating assets	641	114	755	115	34	149	305
Prepaid expenses and other	746	260	1,006	1,737	28	1,765	464
Total other assets and prepaid expenses	€6,362	€6,266	€12,628	€2,393	€2,095	€4,488	€8,581

The following table summarizes Receivables from financing activities, Other receivables, Derivative operating assets and Tax receivables by due date:

	At December 31,
	2021					2020
	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total	Total due within one year (current)	Due between one and five years	Due beyond five years	Total due after one year (non-current)	Total
	(€ million)
Receivables from financing activities	2,296	923	424	1,347	3,643	37	175	250	425	462
Other receivables	2,679	1,773	349	2,122	4,801	504	683	221	904	1,408
Derivative operating assets	641	114	—	114	755	115	34	—	34	149
Total	€5,616	€2,810	€773	€3,583	€9,199	€656	€892	€471	€1,363	€2,019

Tax receivables	€285	€74	€31	€105	€390	€216	€—	€—	€—	€216

Trade receivables
Trade receivables are shown net of an ECL allowance, calculated using the simplified approach. Changes in the allowance for trade receivables were as follows:

	At January 1, 2021	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2021
	(€ million)
ECL allowance - Trade receivables	€250	€315	€(83)	€—	€482
Trade receivables of an immaterial amount were written off during the year ended December 31, 2021, and are still subject to enforcement activities.
The following table provides information about the exposure to credit risk and ECLs for trade receivables:

	At December 31,
	2021			2020
	Current and less than 90 days past due	90 days or more past due	Total	Current and less than 90 days past due	90 days or more past due	Total
	(€ million)
Gross amount	€2,882	€593	€3,475	€4,687	€486	€5,173
ECL allowance	(80)	(402)	(482)	(12)	(238)	(250)
Carrying amount	€2,802	€191	€2,993	€4,675	€248	€4,923
In addition to the amounts above, a further €5 million at December 31, 2021 (nil at December 31, 2020) of trade receivables were measured at FVPL. Refer to Note 24, Fair value measurement.
Receivables from financing activities
Receivables from financing activities mainly relate to the business of financial services companies fully consolidated by the Company and are summarized as follows:

	At December 31,
	2021	2020
	(€ million)
Dealer financing	€1,499	€30
Retail financing	1,438	1
Finance leases	5	—
Other	701	431
Total Receivables from financing activities	€3,643	€462
Receivables from financing activities are shown net of an ECL allowance. Changes in the allowance for receivables from financing activities were as follows:

	At January 1, 2021	Provision	Use and other changes	Transferred to Assets held for sale	At December 31, 2021
	(€ million)
ECL allowance - Receivables from financing activities	€98	€77	€(54)	€—	€121
Receivables from financing activities of an immaterial amount were written off during the year ended December 31, 2021, and are still subject to enforcement activities.
The following table provides information about the exposure to credit risk and ECLs for receivables from financing activities:

	At December 31,
	2021				2020
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	(€ million)
Gross amount	€3,359	€108	€45	€3,512	€559	€1	€—	€560
ECL allowance	(105)	(8)	(8)	(121)	(98)	—	—	(98)
Carrying amount	€3,254	€100	€37	€3,391	€461	€1	€—	€462
In addition to the amounts above, a further €252 million at December 31, 2021 (nil at December 31, 2020) of receivables from financing activities were measured at FVPL. Refer to Note 24, Fair value measurement.
Other receivables
At December 31, 2021, Other receivables primarily consisted of tax receivables for VAT and other indirect taxes of €3,370 million (€1,052 million at December 31, 2020).
During 2017, the Brazilian Supreme Court ruled that the state value added tax should be excluded from the basis for calculating a federal tax on revenue. The Brazilian government appealed this decision, and in May 2021, the Brazilian Supreme Court rendered a final and definitive decision confirming the 2017 decision. Certain of Stellantis’ companies in Brazil had previously filed individual lawsuits on this matter.
As a result of the Supreme Court ruling, the previously recognized provision of €166 million related to PSA is no longer considered probable and was reversed during the year ended December 31, 2021. Corresponding deposits of approximately €180 million remain recorded within Other receivables pending release by the courts.
Also, as a result of the Supreme Court ruling discussed above, Other receivables of €113 million of which €87 million were recognized within Net revenues and €26 million within Net financial results for previously paid amounts that have not yet been recovered as these amounts are now virtually certain. The Company also expects to recognize approximately additional €41 million of previously paid taxes pending full resolution of these related cases.
Transfer of financial assets
At December 31, 2021, the Company had receivables due after that date, which had been transferred without recourse and which were derecognized in accordance with IFRS 9 – Financial Instruments, amounting to €12,509 million (€9,915 million at December 31, 2020), of which 57 percent (70 percent at December 31, 2020), mainly due from the sales network, transferred to financing companies in partnership with Santander, BNP Paribas and Crédit Agricole.
At December 31, 2021 and 2020, the carrying amount of transferred financial assets not derecognized and the related liabilities were as follows:

	At December 31,
	2021			2020
	Trade receivables	Receivables from financing activities	Total	Trade receivables	Receivables from financing activities	Total
	(€ million)
Carrying amount of assets transferred and not derecognized	€137	€12	€149	€260	€—	€260
Carrying amount of the related liabilities (Note 22)	€137	€12	€149	€260	€—	€260